RIGHT OF USE ASSETS AND LEASE LIABILITIES - Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Non-current	$ 116	$ 126
Current	37	45	$ 0
Total	$ 153	$ 171	$ 0